Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued operations [Abstract]
Schedule of Financial Performance of Discontinued Operations
	Year ended December 31,
	2024	2025
	RMB’000	RMB’000

Revenues	93,882	2,826
Cost of revenues	(85,538)	(1,444)
Operating expenses	(26,598)	(26,258)
Other (losses)/gains, net	(258)	105
Fair value changes of financial instruments at fair value through profit or loss	61	—
Finance costs	(2,598)	(86)
Loss before income tax	(21,049)	(24,857)
Income tax	(1,193)	—
Loss after income tax	(22,242)	(24,857)
Gain on sale of Sinopower after income tax	15,838	—
Loss from discontinued operations	(6,404)	(24,857)
Attributable to:
Equity holders of the Company	(5,154)	(22,698)
Non-controlling interests	(1,250)	(2,159)

Other comprehensive income from discontinued operations	—	—
Total comprehensive loss from discontinued operations	(6,404)	(24,857)
Attributable to:
Equity holders of the Company	(5,154)	(22,698)
Non-controlling interests	(1,250)	(2,159)

	Year ended December 31,
	2024	2025
	RMB’000	RMB’000

Net cash (used in)/generated from operating activities	(33,377)	11,078
Net cash generated from investing activities	—	—
Net cash generated from/(used in) financing activities	4,475	(10,098)
Net (decrease)/increase in cash generated by the discontinued operations	(28,902)	980

Schedule of Assets and Liabilities of Disposal Group Classified as Held for Sale
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Assets classified as held for sale
Cash and cash equivalents	89	1,069
Trade receivables, net	34,414	—
Inventories	1,181	—
Prepayments, other receivables and other assets, net	19,342	3,079
Total assets of disposal group held for sale	55,026	4,148
Liabilities directly associated with assets classified as held for sale
Borrowings	(10,000)	—
Trade payables	(37,666)	(6,912)
Other payables and accruals	(2,920)	(991)
Total liabilities of disposal group held for sale	(50,586)	(7,903)